FINANCIAL RISK MANAGEMENT - Expected Maturity of Financial Assets and Liablities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	$ 5,188	$ 3,314	$ 1,571
Accounts receivable	558	363
Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	5,188	3,314
Accounts receivable	558	363
Derivative assets	40	0
Trade and other payables	1,458	1,155
Debt	5,181	5,564
Derivative liabilities	0	0
Other liabilities	382	209
Liquidity risk | Less than 1 year
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	5,188	3,314
Accounts receivable	558	363
Derivative assets	0	0
Trade and other payables	1,458	1,155
Debt	20	39
Derivative liabilities	0	0
Other liabilities	31	55
Liquidity risk | 1 to 3 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	40	0
Trade and other payables	0	0
Debt	16	371
Derivative liabilities	0	0
Other liabilities	72	52
Liquidity risk | 3 to 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	20	13
Derivative liabilities	0	0
Other liabilities	36	9
Liquidity risk | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Cash and equivalents	0	0
Accounts receivable	0	0
Derivative assets	0	0
Trade and other payables	0	0
Debt	5,125	5,141
Derivative liabilities	0	0
Other liabilities	$ 243	$ 93